Concession Contract Assets - Additional Information (Details) - BRL (R$) R$ in Millions		12 Months Ended
	Dec. 05, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowing costs capitalised		R$ 70
Borrowing costs capitalised		11.75%	11.36%
Permitted annual revenue		R$ 17
Amortization rate		3.00%
Amortization rate		16.11%
Contract 0792020 [Member]
IfrsStatementLineItems [Line Items]
Repositioning factor		50.00%
Concession contract - 006/97
IfrsStatementLineItems [Line Items]
Percentage of increase in the permitted annual revenue	1.16%
Permitted annual revenue	R$ 1,084,670
Increase in permitted annual revenue	R$ 1,097,264
Percentage of reduction in the adjustment portion	35.50%
Adjustment portion	R$ 39,303
Reduction in adjustment portion	R$ 25,350